Transactions and Balances with Related Parties (Details) - Schedule of compensation to key management personnel - USD ($) $ in Thousands	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
For employment services:
Payroll and other short-term benefits	$ 657	[1]	$ 440	[2]	$ 328	[3]
Share based payments	584		189		61
Employment services	$ 1,241		$ 629		$ 389

[1]	Including provision for bonus of approximately USD 118 thousand.
[2]	Including provision for bonus of approximately USD 53 thousand.
[3]	Including provision for bonus of approximately USD 46 thousand.